PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.6%
Penn Series Index 500 Fund* (Cost $21,646,798)	1,906,917	$47,787,351

AFFILIATED FIXED INCOME FUNDS — 40.7%
Penn Series Quality Bond Fund* (Cost $26,326,931)	2,035,346	32,626,589

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $71,694)	71,694	71,694

TOTAL INVESTMENTS — 100.4% (Cost $48,045,423)		80,485,634

Other Assets & Liabilities — (0.4)%		(343,145)

TOTAL NET ASSETS — 100.0%		$80,142,489

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$47,787,351	$47,787,351	$—	$—
AFFILIATED FIXED INCOME FUNDS	32,626,589	32,626,589	—	—
SHORT-TERM INVESTMENTS	71,694	71,694	—	—
TOTAL INVESTMENTS	$80,485,634	$80,485,634	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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